Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241222
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Equity ETF
Trading Symbol	TCAF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Appreciation Equity ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Equity ETF	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the S&P 500 Index, an underweight allocation to the consumer staples sector contributed to relative results. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI. Stock choices in materials also added value, where positions in Vulcan and Linde were beneficial.

  On the negative side, stock choices in health care information technology detracted. Within health care, our position in Becton, Dickinson & Company weighed on relative results, as uncertainty surrounding research funding and the impact of tariffs weighed heavily on the health care equipment and supplies industry. In information technology, software company Roper declined and lagged peers amid investor preference for names with higher growth potential and more significant exposure to the AI trade.

  The fund seeks long-term capital growth by investing primarily in common stocks of large U.S. companies. Notable changes in positioning during the period included adding to positions in health care and information technology.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,208	10,179	10,183
9/30/23	9,912	9,848	9,850
12/31/23	11,057	11,036	11,002
3/31/24	12,132	12,142	12,163
6/30/24	12,593	12,533	12,684
9/30/24	13,331	13,313	13,431
12/31/24	13,372	13,664	13,754
3/31/25	13,009	13,019	13,167
6/30/25	14,210	14,449	14,607
9/30/25	15,188	15,631	15,794
12/31/25	15,450	16,007	16,213

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Capital Appreciation Equity ETF (Based on Net Asset Value)	15.54%	18.61%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
S&P 500 Index (Strategy Benchmark)	17.88%	20.87%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 6,334,984,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 14,787,000
InvestmentCompanyPortfolioTurnover	29.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,334,984 Number of Portfolio Holdings91 Investment Advisory Fees Paid (000s)$14,787 Portfolio Turnover Rate29.3%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.2%
Health Care	17.7
Financials	11.5
Consumer Discretionary	11.0
Utilities	10.0
Communication Services	8.4
Industrials & Business Services	3.9
Energy	1.4
Consumer Staples	0.9
Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.6%
Microsoft	7.4
Apple	5.9
Amazon.com	5.5
Alphabet	5.4
Meta Platforms	3.0
Broadcom	2.8
Becton Dickinson & Company	2.8
CenterPoint Energy	2.7
NiSource	2.6

Material Fund Change [Text Block]